PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	$ 16,010	$ 21,708	$ 23,441
Additional impairment loss	$ 38,485	$ 138,243	$ 0